Finance income and costs	12 Months Ended
Mar. 31, 2024
Analysis of income and expense [abstract]
Finance income and costs	6. Finance income and costs

This note details the interest income generated by our financial assets and interest expense incurred on our financial liabilities, primarily our financing portfolio (including our financing derivatives). It also includes the net interest on our pensions and other post-retirement assets.

Finance income and costs remeasurements include unrealised gains and losses on certain assets and liabilities treated at FVTPL. The effective interest income and interest expense and dividends on these items are included in finance income and finance costs before remeasurements respectively.

		2024	2023	2022
	Notes	£m	£m	£m
Finance income
Net interest income on pensions and other post-retirement benefit obligations	25	100	85	—
Interest income on financial instruments:
Bank deposits and other financial assets		139	80	32
Dividends received on equities held at fair value through other comprehensive income (FVOCI)		1	1	3
Net gains/(losses) on FVTPL financial assets		4	(28)	(15)
Other income		4	—	30
		248	138	50
Finance costs
Interest expense on financial liabilities held at amortised cost:
Bank loans and overdrafts		(140)	(328)	(216)
Other borrowings[1]		(1,424)	(1,330)	(961)
Interest on derivatives		(277)	(170)	(59)
Unwinding of discount on provisions	26	(102)	(88)	(73)
Other interest		(31)	(13)	11
Derivatives designated as hedges for hedge accounting²		13	22	45
Derivatives not designated as hedges for hedge accounting²		(2)	60	29
Less: interest capitalised³		251	249	152
		(1,712)	(1,598)	(1,072)

Finance income		248	138	50
Finance costs[4]		(1,712)	(1,598)	(1,072)

Net finance costs from continuing operations		(1,464)	(1,460)	(1,022)
1.Includes interest expense on lease liabilities (see note 13 for details).
2.Includes a net foreign exchange gain on borrowing and investment activities of £271 million (2023: £86 million loss; 2022: £110 million gain) offset by foreign exchange gains and losses on financing derivatives measured at fair value and the impacts of hedge accounting.
3.Interest on funding attributable to assets in the course of construction in the current year was capitalised at a rate of 4.7% (2023: 4.7%; 2022: 3.2%). In the UK, capitalised interest qualifies for a current year tax deduction with tax relief claimed of £39 million (2023: £30 million; 2022: £16 million). In the US, capitalised interest is added to the cost of property, plant and equipment, and qualifies for tax depreciation allowances.
4.Finance costs include principal accretion on inflation-linked liabilities of £208 million (2023: £483 million; 2022: £241 million).